NATIONWIDE

VLI SEPARATE

ACCOUNT-3

Annual Report

to

Contract Owners

December 31, 2008

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2008

Assets:
Investments at fair value:
American Century VP - Balanced Fund - Class I (ACVB)
41,915 shares (cost $275,423)	$221,309
American Century VP - Capital Appreciation Fund - Class I (ACVCA)
12,094 shares (cost $141,558)	96,022
American Century VP - Income & Growth Fund - Class I (ACVIG)
4,131 shares (cost $27,482)	19,911
American Century VP - International Fund - Class I (ACVI)
13,847 shares (cost $134,377)	82,254
American Century VP - Ultra(R) Fund - Class I (ACVU1)
86 shares (cost $774)	524
American Century VP - Value Fund - Class I (ACVV)
32,387 shares (cost $249,537)	151,569
Credit Suisse Trust - Global Small Cap Portfolio (WVCP)
1,872 shares (cost $27,358)	13,779
Credit Suisse Trust - International Focus Portfolio (WIEP)
7,293 shares (cost $95,441)	66,877
Credit Suisse Trust - Small Cap Core I Portfolio (WSCP)
2,561 shares (cost $37,884)	25,892
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)
3,088 shares (cost $50,006)	31,995
Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)
9,403 shares (cost $290,678)	216,089
Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)
449 shares (cost $16,727)	12,978
Dreyfus VIF - Growth and Income Portfolio - Initial Class (DGI)
1,410 shares (cost $30,614)	18,705
Federated IS - Quality Bond Fund II - Primary Class (FQB)
7,000 shares (cost $75,856)	70,002
Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FEIP)
16,619 shares (cost $397,006)	219,038
Fidelity(R) VIP - Growth Portfolio - Initial Class (FGP)
12,233 shares (cost $420,054)	287,848
Fidelity(R) VIP - High Income Portfolio - Initial Class (FHIP)
8,091 shares (cost $48,620)	32,040
Fidelity(R) VIP - Overseas Portfolio - Initial Class (FOP)
7,768 shares (cost $166,748)	94,534
Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FAMP)
5,693 shares (cost $80,738)	58,696
Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FCP)
30,062 shares (cost $817,119)	462,650
Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class (FGOP)
989 shares (cost $19,565)	9,884
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)
2,374 shares (cost $27,692)	11,682
Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (AMTB)
497 shares (cost $6,287)	5,325

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Gartmore Global Utilities Fund - Class I (GVGU1)
2,174 shares (cost $26,401)	$16,910
Nationwide VIT - Global Financial Services Fund - Class I (GVGF1)
868 shares (cost $9,445)	4,974
Nationwide VIT - Government Bond Fund - Class I (GBF)
107,565 shares (cost $1,274,832)	1,291,850
Nationwide VIT - Growth Fund - Class I (CAF)
234,764 shares (cost $3,193,194)	2,080,008
Nationwide VIT - Health Sciences Fund - Class I (GVGH1)
705 shares (cost $7,839)	5,693
Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)
7,123 shares (cost $86,696)	49,077
Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)
2,834 shares (cost $29,176)	26,267
Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)
15,019 shares (cost $168,603)	127,064
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
21,642 shares (cost $257,073)	172,271
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
8,566 shares (cost $90,360)	75,805
Nationwide VIT - Money Market Fund - Class I (SAM)
400,418 shares (cost $400,418)	400,418
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)
31,372 shares (cost $369,509)	207,681
Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)
11,520 shares (cost $240,852)	123,953
Nationwide VIT - Nationwide Fund - Class I (TRF)
962,864 shares (cost $10,594,782)	6,277,874
Nationwide VIT - Nationwide Leaders Fund - Class I (GVUS1)
1,431 shares (cost $17,120)	9,260
Nationwide VIT - U.S. Growth Leaders Fund - Class I (GVUG1)
648 shares (cost $7,044)	3,865
Neuberger Berman AMT - Balanced Portfolio - Class I (AMBP)
70,198 shares (cost $688,442)	532,100
Neuberger Berman AMT - Growth Portfolio - Class I (AMTG)
8,530 shares (cost $107,092)	92,719
Neuberger Berman AMT - Guardian Portfolio - Class I (AMGP)
2,119 shares (cost $35,673)	26,381
Neuberger Berman AMT - Partners Portfolio - Class I (AMTP)
10,824 shares (cost $170,229)	76,958
Oppenheimer VAF - Balanced Fund - Non-Service Class (OVMS)
4,934 shares (cost $77,126)	41,694
Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)
3,852 shares (cost $135,920)	98,882
Oppenheimer VAF - Core Bond Fund - Non-Service Class (OVB)
2,333 shares (cost $25,446)	15,048
Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)
6,205 shares (cost $203,250)	125,397

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
3,447 shares (cost $83,797)	$68,454
Van Eck Worldwide Insurance Trust - Bond Fund - Initial Class (VWBF)
9,151 shares (cost $103,289)	105,418
Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Initial Class (VWEM)
13,951 shares (cost $245,064)	82,031
Van Eck Worldwide Insurance Trust - Hard Assets Fund - Initial Class (VWHA)
3,075 shares (cost $101,471)	57,662
Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (MSEM)
3,135 shares (cost $26,208)	20,284
Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)
10,739 shares (cost $207,312)	88,164
Wells Fargo AVT - Discovery Fund(SM) (SVDF)
3,436 shares (cost $53,267)	38,448
Wells Fargo AVT - Opportunity Fund(SM) (SVOF)
7,336 shares (cost $149,098)	74,535

Total Investments	14,626,748

Total Assets	14,626,748

Accounts Payable	932

$14,625,816

Contract Owners’ Equity:
Accumulation units	14,625,816

Total Contract Owners’ Equity (note 8)	$14,625,816

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF OPERATIONS

Year Ended December 31, 2008

Investment Activity:	Total	ACVB	ACVCA	ACVIG	ACVI	ACVU1	ACVV	WVCP

Reinvested dividends	$326,409	6,857	-	630	1,185	-	4,555	464
Asset charges (note 3)	(131,912)	(1,765)	(1,152)	(189)	(783)	(59)	(1,063)	(130)

Net investment income (loss)	194,497	5,092	(1,152)	441	402	(59)	3,492	334

Proceeds from mutual fund shares sold	3,671,124	33,182	67,314	10,419	37,980	16,242	11,418	5,531
Cost of mutual fund shares sold	(4,799,643)	(43,290)	(43,372)	(10,504)	(28,342)	(17,150)	(14,582)	(7,571)

Realized gain (loss) on investments	(1,128,519)	(10,108)	23,942	(85)	9,638	(908)	(3,164)	(2,040)
Change in unrealized gain (loss) on investments	(10,192,719)	(74,987)	(137,757)	(15,458)	(102,539)	(4,849)	(81,858)	(11,590)

Net gain (loss) on investments	(11,321,238)	(85,095)	(113,815)	(15,543)	(92,901)	(5,757)	(85,022)	(13,630)

Reinvested capital gains	1,985,658	19,868	16,423	3,773	13,915	2,504	24,182	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(9,141,083)	(60,135)	(98,544)	(11,329)	(78,584)	(3,312)	(57,348)	(13,296)

Investment Activity:	WIEP	WSCP	DVSCS	DSIF	DCAP	DGI	FQB	FEIP

Reinvested dividends	$1,714	27	378	7,072	447	176	3,324	8,082
Asset charges (note 3)	(519)	(205)	(251)	(2,187)	(145)	(189)	(366)	(2,042)

Net investment income (loss)	1,195	(178)	127	4,885	302	(13)	2,958	6,040

Proceeds from mutual fund shares sold	7,258	9,115	8,208	133,361	8,842	5,672	4,765	78,952
Cost of mutual fund shares sold	(5,176)	(9,377)	(9,477)	(96,234)	(8,201)	(5,246)	(4,798)	(79,606)

Realized gain (loss) on investments	2,082	(262)	(1,269)	37,127	641	426	(33)	(654)
Change in unrealized gain (loss) on investments	(51,537)	(11,294)	(20,734)	(186,495)	(9,810)	(17,331)	(8,304)	(176,886)

Net gain (loss) on investments	(49,455)	(11,556)	(22,003)	(149,368)	(9,169)	(16,905)	(8,337)	(177,540)

Reinvested capital gains	-	-	6,550	-	1,667	3,316	-	362

Net increase (decrease) in contract owners’ equity resulting from operations	$(48,260)	(11,734)	(15,326)	(144,483)	(7,200)	(13,602)	(5,379)	(171,138)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	FGP	FHIP	FOP	FAMP	FCP	FGOP	FVSS	AMTB

Reinvested dividends	$3,696	3,647	3,685	2,031	6,658	71	134	281
Asset charges (note 3)	(2,931)	(275)	(830)	(168)	(4,079)	(102)	(136)	(51)

Net investment income (loss)	765	3,372	2,855	1,863	2,579	(31)	(2)	230

Proceeds from mutual fund shares sold	121,852	8,667	31,264	4,426	114,794	2,525	882	2,575
Cost of mutual fund shares sold	(158,982)	(10,197)	(31,293)	(4,886)	(108,188)	(2,201)	(1,365)	(2,676)

Realized gain (loss) on investments	(37,130)	(1,530)	(29)	(460)	6,606	324	(483)	(101)
Change in unrealized gain (loss) on investments	(244,396)	(13,319)	(97,447)	(23,938)	(392,764)	(12,543)	(15,705)	(1,101)

Net gain (loss) on investments	(281,526)	(14,849)	(97,476)	(24,398)	(386,158)	(12,219)	(16,188)	(1,202)

Reinvested capital gains	-	-	17,898	1,501	20,850	-	4,078	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(280,761)	(11,477)	(76,723)	(21,034)	(362,729)	(12,250)	(12,112)	(972)

Investment Activity:	GVGU1	GVGF1	GBF	CAF	GVGH1	GVIDA	GVIDC	GVIDM

Reinvested dividends	$984	350	53,429	8,075	16	1,376	938	4,937
Asset charges (note 3)	(235)	(136)	(8,168)	(19,144)	(38)	(472)	(178)	(1,149)

Net investment income (loss)	749	214	45,261	(11,069)	(22)	904	760	3,788

Proceeds from mutual fund shares sold	39,066	24,657	155,932	349,328	3,873	4,934	1,338	58,450
Cost of mutual fund shares sold	(49,643)	(39,727)	(157,149)	(783,413)	(3,657)	(4,991)	(1,388)	(55,044)

Realized gain (loss) on investments	(10,577)	(15,070)	(1,217)	(434,085)	216	(57)	(50)	3,406
Change in unrealized gain (loss) on investments	(5,390)	3,244	41,641	(942,444)	(2,608)	(41,014)	(3,087)	(64,544)

Net gain (loss) on investments	(15,967)	(11,826)	40,424	(1,376,529)	(2,392)	(41,071)	(3,137)	(61,138)

Reinvested capital gains	303	-	-	-	533	11,335	501	13,259

Net increase (decrease) in contract owners’ equity resulting from operations	$(14,915)	(11,612)	85,685	(1,387,598)	(1,881)	(28,832)	(1,876)	(44,091)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	GVDMA	GVDMC	SAM	SCVF	SCF	TRF	GVUS1	GVUG1

Reinvested dividends	$6,570	2,655	8,025	3,136	1,568	132,553	122	-
Asset charges (note 3)	(1,973)	(420)	(2,357)	(1,498)	(1,265)	(60,694)	(111)	(52)

Net investment income (loss)	4,597	2,235	5,668	1,638	303	71,859	11	(52)

Proceeds from mutual fund shares sold	261,517	5,955	90,968	21,805	55,587	1,384,107	4,951	15,189
Cost of mutual fund shares sold	(257,769)	(5,470)	(90,968)	(21,837)	(74,185)	(2,031,912)	(5,602)	(14,613)

Realized gain (loss) on investments	3,748	485	-	(32)	(18,598)	(647,805)	(651)	576
Change in unrealized gain (loss) on investments	(130,101)	(20,992)	-	(103,218)	(119,713)	(5,666,226)	(7,536)	(6,382)

Net gain (loss) on investments	(126,353)	(20,507)	-	(103,250)	(138,311)	(6,314,031)	(8,187)	(5,806)

Reinvested capital gains	23,280	4,321	-	-	43,726	1,518,304	-	1,115

Net increase (decrease) in contract owners’ equity resulting from operations	$(98,476)	(13,951)	5,668	(101,612)	(94,282)	(4,723,868)	(8,176)	(4,743)

Investment Activity:	AMBP	AMTG	AMGP	AMTP	OVMS	OVGR	OVB	OVGS

Reinvested dividends	$28,128	-	211	669	2,191	247	1,119	3,349
Asset charges (note 3)	(5,198)	(892)	(219)	(554)	(413)	(1,058)	(156)	(1,231)

Net investment income (loss)	22,930	(892)	(8)	115	1,778	(811)	963	2,118

Proceeds from mutual fund shares sold	99,830	39,045	7,599	9,976	21,650	30,888	4,786	54,138
Cost of mutual fund shares sold	(96,933)	(28,436)	(6,291)	(10,638)	(32,789)	(31,514)	(6,118)	(45,617)

Realized gain (loss) on investments	2,897	10,609	1,308	(662)	(11,139)	(626)	(1,332)	8,521
Change in unrealized gain (loss) on investments	(384,735)	(88,931)	(20,233)	(96,242)	(35,998)	(88,135)	(10,001)	(121,938)

Net gain (loss) on investments	(381,838)	(78,322)	(18,925)	(96,904)	(47,137)	(88,761)	(11,333)	(113,417)

Reinvested capital gains	-	-	1,443	21,104	5,284	-	-	14,714

Net increase (decrease) in contract owners’ equity resulting from operations	$(358,908)	(79,214)	(17,490)	(75,685)	(40,075)	(89,572)	(10,370)	(96,585)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	DSRG	VWBF	VWEM	VWHA	MSEM	MSVRE	SVDF	SVOF

Reinvested dividends	$680	1,415	-	252	1,640	4,575	-	2,085
Asset charges (note 3)	(599)	(316)	(1,179)	(553)	(143)	(846)	(369)	(679)

Net investment income (loss)	81	1,099	(1,179)	(301)	1,497	3,729	(369)	1,406

Proceeds from mutual fund shares sold	18,448	33,349	48,672	27,144	5,359	15,152	25,597	26,590
Cost of mutual fund shares sold	(21,395)	(33,153)	(85,564)	(25,698)	(5,431)	(29,376)	(18,879)	(21,729)

Realized gain (loss) on investments	(2,947)	196	(36,892)	1,446	(72)	(14,224)	6,718	4,861
Change in unrealized gain (loss) on investments	(33,278)	1,883	(239,743)	(64,458)	(6,145)	(99,442)	(40,891)	(83,420)

Net gain (loss) on investments	(36,225)	2,079	(276,635)	(63,012)	(6,217)	(113,666)	(34,173)	(78,559)

Reinvested capital gains	-	-	100,027	13,791	947	50,171	-	24,613

Net increase (decrease) in contract owners’ equity resulting from operations	$(36,144)	3,178	(177,787)	(49,522)	(3,773)	(59,766)	(34,542)	(52,540)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2008 and 2007

	Total		ACVB		ACVCA		ACVIG

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$194,497	158,896	5,092	4,273	(1,152)	(1,304)	441	546
Realized gain (loss) on investments	(1,128,519)	(637,177)	(10,108)	(508)	23,942	11,752	(85)	1,083
Change in unrealized gain (loss) on investments	(10,192,719)	1,806,102	(74,987)	(6,286)	(137,757)	61,184	(15,458)	(1,510)
Reinvested capital gains	1,985,658	1,129,567	19,868	15,310	16,423	-	3,773	-

Net increase (decrease) in contract owners’ equity resulting from operations	(9,141,083)	2,457,388	(60,135)	12,789	(98,544)	71,632	(11,329)	119

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,877,250	2,005,842	30,555	28,782	10,817	10,084	2,594	3,597
Transfers between funds	-	-	14,528	(9,627)	(11,716)	28,566	(163)	(1,026)
Surrenders (note 6)	(2,481,261)	(2,403,442)	(24,458)	(34,510)	(37,439)	(9,291)	(6,444)	-
Death benefits (note 4)	(290,987)	(55,321)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	377,857	(220,017)	12,774	7,776	(7,058)	(2,998)	359	(3,671)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,943,652)	(1,974,648)	(37,350)	(34,275)	(13,095)	(11,148)	(4,217)	(5,284)
Adjustments to maintain reserves	(3,714)	473	(79)	(20)	(63)	(21)	(56)	14

Net equity transactions	(2,464,507)	(2,647,113)	(4,030)	(41,874)	(58,554)	15,192	(7,927)	(6,370)

Net change in contract owners’ equity	(11,605,590)	(189,725)	(64,165)	(29,085)	(157,098)	86,824	(19,256)	(6,251)
Contract owners’ equity beginning of period	26,231,406	26,421,131	285,445	314,530	253,102	166,278	39,153	45,404

Contract owners’ equity end of period	$14,625,816	26,231,406	221,280	285,445	96,004	253,102	19,897	39,153

CHANGES IN UNITS:
Beginning units	1,356,068	1,476,762	15,070	17,160	10,232	9,078	2,770	3,188
Units purchased	148,448	185,163	2,707	2,062	494	2,749	359	341
Units redeemed	(316,909)	(305,857)	(3,062)	(4,152)	(3,772)	(1,595)	(963)	(759)

Ending units	1,187,607	1,356,068	14,715	15,070	6,954	10,232	2,166	2,770

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ACVI		ACVU1		ACVV		WVCP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$402	183	(59)	(91)	3,492	2,324	334	(192)
Realized gain (loss) on investments	9,638	10,799	(908)	515	(3,164)	8,859	(2,040)	8,346
Change in unrealized gain (loss) on investments	(102,539)	17,312	(4,849)	2,909	(81,858)	(44,731)	(11,590)	(8,828)
Reinvested capital gains	13,915	-	2,504	-	24,182	19,317	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(78,584)	28,294	(3,312)	3,333	(57,348)	(14,231)	(13,296)	(674)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	10,213	7,457	1,030	1,662	18,414	17,412	2,044	2,347
Transfers between funds	(5,789)	31,784	-	(15)	(1,650)	28,049	-	2,412
Surrenders (note 6)	(34,401)	(21,236)	(15,761)	-	(4,316)	(17,696)	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	13,895	(6,310)	(21)	(26)	167	9,904	(4,595)	(248)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,705)	(9,540)	(1,090)	(1,377)	(13,903)	(12,948)	(881)	(776)
Adjustments to maintain reserves	(93)	35	(35)	15	(82)	1	(56)	(6)

Net equity transactions	(25,880)	2,190	(15,877)	259	(1,370)	24,722	(3,488)	3,729

Net change in contract owners’ equity	(104,464)	30,484	(19,189)	3,592	(58,718)	10,491	(16,784)	3,055
Contract owners’ equity beginning of period	186,695	156,211	19,705	16,113	210,265	199,774	30,560	27,505

Contract owners’ equity end of period	$82,231	186,695	516	19,705	151,547	210,265	13,776	30,560

CHANGES IN UNITS:
Beginning units	9,536	9,168	1,544	1,520	13,062	11,218	2,050	1,760
Units purchased	856	2,397	111	155	1,265	3,656	182	385
Units redeemed	(2,875)	(2,029)	(1,585)	(131)	(1,327)	(1,812)	(488)	(95)

Ending units	7,517	9,536	70	1,544	13,000	13,062	1,744	2,050

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WIEP		WSCP		DVSCS		DSIF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$1,195	655	(178)	(428)	127	(88)	4,885	5,866
Realized gain (loss) on investments	2,082	9,411	(262)	8,644	(1,269)	1,170	37,127	24,061
Change in unrealized gain (loss) on investments	(51,537)	6,414	(11,294)	(8,797)	(20,734)	(3,751)	(186,495)	(2,985)
Reinvested capital gains	-	-	-	-	6,550	2,210	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(48,260)	16,480	(11,734)	(581)	(15,326)	(459)	(144,483)	26,942

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	5,116	4,395	4,033	1,944	5,376	2,508	33,342	36,753
Transfers between funds	1,043	43,366	660	(22,069)	2,259	2,632	(43,868)	(52,667)
Surrenders (note 6)	(22,022)	(1,138)	(2,453)	(26,972)	-	-	(62,473)	(152,792)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	21,560	(9,743)	(55)	2,484	(3,010)	(1,727)	(19,259)	(6,590)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,216)	(5,470)	(3,764)	(3,564)	(6,380)	(5,592)	(27,004)	(28,105)
Adjustments to maintain reserves	(113)	43	(55)	5	(43)	(11)	(93)	23

Net equity transactions	368	31,453	(1,634)	(48,172)	(1,798)	(2,190)	(119,355)	(203,378)

Net change in contract owners’ equity	(47,892)	47,933	(13,368)	(48,753)	(17,124)	(2,649)	(263,838)	(176,436)
Contract owners’ equity beginning of period	114,705	66,772	39,248	88,001	49,106	51,755	479,924	656,360

Contract owners’ equity end of period	$66,813	114,705	25,880	39,248	31,982	49,106	216,086	479,924

CHANGES IN UNITS:
Beginning units	6,176	4,150	2,774	5,644	3,224	3,354	26,790	39,138
Units purchased	428	2,987	1,000	184	583	418	1,926	1,827
Units redeemed	(471)	(961)	(882)	(3,054)	(743)	(548)	(10,909)	(14,175)

Ending units	6,133	6,176	2,892	2,774	3,064	3,224	17,807	26,790

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	DCAP		DGI		FQB		FEIP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$302	511	(13)	9	2,958	2,495	6,040	5,304
Realized gain (loss) on investments	641	10,106	426	431	(33)	(34)	(654)	17,903
Change in unrealized gain (loss) on investments	(9,810)	(7,699)	(17,331)	399	(8,304)	456	(176,886)	(54,412)
Reinvested capital gains	1,667	-	3,316	1,350	-	-	362	36,069

Net increase (decrease) in contract owners’ equity resulting from operations	(7,200)	2,918	(13,602)	2,189	(5,379)	2,917	(171,138)	4,864

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,652	2,832	3,509	3,542	5,354	622	30,950	32,245
Transfers between funds	(3,686)	(4,151)	(3,996)	3,875	14,295	43	(4,259)	(7,566)
Surrenders (note 6)	(4,155)	(26,247)	(647)	(118)	(1,523)	-	(43,445)	(94,683)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	987	42	6	18	29	(8)	5,636	8,877
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,162)	(3,516)	(2,308)	(2,384)	(3,613)	(2,135)	(30,056)	(33,522)
Adjustments to maintain reserves	(40)	17	(50)	11	(105)	11	(114)	4

Net equity transactions	(8,404)	(31,023)	(3,486)	4,944	14,437	(1,467)	(41,288)	(94,645)

Net change in contract owners’ equity	(15,604)	(28,105)	(17,088)	7,133	9,058	1,450	(212,426)	(89,781)
Contract owners’ equity beginning of period	28,575	56,680	35,782	28,649	60,935	59,485	431,429	521,210

Contract owners’ equity end of period	$12,971	28,575	18,694	35,782	69,993	60,935	219,003	431,429

CHANGES IN UNITS:
Beginning units	1,864	3,818	2,320	1,910	4,816	4,928	22,270	27,784
Units purchased	124	843	294	793	1,634	67	1,803	2,225
Units redeemed	(775)	(2,797)	(571)	(383)	(444)	(179)	(5,595)	(7,739)

Ending units	1,213	1,864	2,043	2,320	6,006	4,816	18,478	22,270

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FGP		FHIP		FOP		FAMP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$765	1,370	3,372	3,794	2,855	4,845	1,863	1,053
Realized gain (loss) on investments	(37,130)	(34,646)	(1,530)	1,272	(29)	19,347	(460)	1,357
Change in unrealized gain (loss) on investments	(244,396)	178,913	(13,319)	(3,528)	(97,447)	(7,781)	(23,938)	(300)
Reinvested capital gains	-	546	-	-	17,898	11,900	1,501	605

Net increase (decrease) in contract owners’ equity resulting from operations	(280,761)	146,183	(11,477)	1,538	(76,723)	28,311	(21,034)	2,715

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	39,017	52,638	4,233	4,993	13,084	11,803	1,410	150
Transfers between funds	(20,627)	(21,147)	(1,315)	2,819	7,847	25,591	66,841	-
Surrenders (note 6)	(68,517)	(59,418)	(4,124)	(18,187)	(16,382)	(7,454)	-	(3,912)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	10,290	(11,016)	(53)	(359)	(3,517)	(24,316)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(59,976)	(62,067)	(4,779)	(4,261)	(11,979)	(10,495)	(5,359)	(3,542)
Adjustments to maintain reserves	(83)	38	(71)	(39)	(108)	8	(34)	(14)

Net equity transactions	(99,896)	(100,972)	(6,109)	(15,034)	(11,055)	(4,863)	62,858	(7,318)

Net change in contract owners’ equity	(380,657)	45,211	(17,586)	(13,496)	(87,778)	23,448	41,824	(4,603)
Contract owners’ equity beginning of period	668,479	623,268	49,596	63,092	182,291	158,843	16,860	21,463

Contract owners’ equity end of period	$287,822	668,479	32,010	49,596	94,513	182,291	58,684	16,860

CHANGES IN UNITS:
Beginning units	33,932	39,096	2,346	3,254	8,060	8,074	1,142	1,512
Units purchased	3,142	3,070	214	387	1,054	1,758	4,938	5
Units redeemed	(8,892)	(8,234)	(413)	(1,295)	(1,691)	(1,772)	(430)	(375)

Ending units	28,182	33,932	2,147	2,346	7,423	8,060	5,650	1,142

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FCP		FGOP		FVSS		AMTB

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$2,579	3,129	(31)	(129)	(2)	(2)	230	165
Realized gain (loss) on investments	6,606	32,206	324	3,288	(483)	(57)	(101)	16
Change in unrealized gain (loss) on investments	(392,764)	(122,396)	(12,543)	620	(15,705)	(997)	(1,101)	145
Reinvested capital gains	20,850	213,667	-	-	4,078	1,183	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(362,729)	126,606	(12,250)	3,779	(12,112)	127	(972)	326

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	35,383	40,005	2,185	2,486	4,670	848	643	725
Transfers between funds	10,411	27,550	(639)	2,148	696	11,433	-	-
Surrenders (note 6)	(66,133)	(48,618)	-	-	-	(7,907)	(23,534)	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(2,513)	(33,907)	(5)	41	261	5,527	21,908	(51)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(40,687)	(42,683)	(1,506)	(1,598)	(1,312)	(977)	(943)	(1,196)
Adjustments to maintain reserves	(77)	12	(29)	(13)	(65)	27	(59)	19

Net equity transactions	(63,616)	(57,641)	6	3,064	4,250	8,951	(1,985)	(503)

Net change in contract owners’ equity	(426,345)	68,965	(12,244)	6,843	(7,862)	9,078	(2,957)	(177)
Contract owners’ equity beginning of period	888,975	820,010	22,118	15,275	19,529	10,451	8,267	8,444

Contract owners’ equity end of period	$462,630	888,975	9,874	22,118	11,667	19,529	5,310	8,267

CHANGES IN UNITS:
Beginning units	39,372	41,802	1,492	1,266	1,202	674	440	494
Units purchased	2,198	3,581	259	353	397	751	115	126
Units redeemed	(6,289)	(6,011)	(265)	(127)	(117)	(223)	(240)	(180)

Ending units	35,281	39,372	1,486	1,492	1,482	1,202	315	440

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVGU1		GVGF1		GBF		CAF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$749	1,377	214	1,183	45,261	48,079	(11,069)	(17,917)
Realized gain (loss) on investments	(10,577)	8,025	(15,070)	1,236	(1,217)	10,158	(434,085)	(312,975)
Change in unrealized gain (loss) on investments	(5,390)	(8,941)	3,244	(8,910)	41,641	23,471	(942,444)	948,416
Reinvested capital gains	303	12,020	-	6,155	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(14,915)	12,481	(11,612)	(336)	85,685	81,708	(1,387,598)	617,524

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,643	4,718	3,106	4,717	115,625	116,897	353,659	367,161
Transfers between funds	(5,841)	12,159	(3,353)	(13,397)	54,358	(39,249)	(41,274)	(45,500)
Surrenders (note 6)	(24,829)	(7,638)	(19,841)	-	(155,173)	(353,265)	(267,870)	(284,006)
Death benefits (note 4)	-	-	-	-	-	(6,104)	(30,636)	(6,649)
Net policy repayments (loans) (note 5)	(338)	(10,483)	(1,195)	71	50,418	(9,986)	46,733	(13,712)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,790)	(3,577)	(2,094)	(3,075)	(125,196)	(109,379)	(329,196)	(328,176)
Adjustments to maintain reserves	(43)	(10)	(52)	21	(92)	17	(93)	11

Net equity transactions	(31,198)	(4,831)	(23,429)	(11,663)	(60,060)	(401,069)	(268,677)	(310,871)

Net change in contract owners’ equity	(46,113)	7,650	(35,041)	(11,999)	25,625	(319,361)	(1,656,275)	306,653
Contract owners’ equity beginning of period	63,005	55,355	40,007	52,006	1,266,210	1,585,571	3,736,239	3,429,586

Contract owners’ equity end of period	$16,892	63,005	4,966	40,007	1,291,835	1,266,210	2,079,964	3,736,239

CHANGES IN UNITS:
Beginning units	2,616	2,752	2,140	2,738	74,460	104,908	213,656	227,436
Units purchased	190	837	228	254	10,336	6,466	27,329	33,587
Units redeemed	(1,745)	(973)	(1,871)	(852)	(13,667)	(36,914)	(47,485)	(47,367)

Ending units	1,061	2,616	497	2,140	71,129	74,460	193,500	213,656

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVGH1		GVIDA		GVIDC		GVIDM

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(22)	(38)	904	878	760	802	3,788	4,418
Realized gain (loss) on investments	216	202	(57)	2,313	(50)	25	3,406	2,186
Change in unrealized gain (loss) on investments	(2,608)	445	(41,014)	(2,428)	(3,087)	(201)	(64,544)	502
Reinvested capital gains	533	122	11,335	2,170	501	659	13,259	3,321

Net increase (decrease) in contract owners’ equity resulting from operations	(1,881)	731	(28,832)	2,933	(1,876)	1,285	(44,091)	10,427

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	302	790	8,752	8,509	788	790	8,619	19,326
Transfers between funds	(1,223)	2,367	(63)	14,543	-	-	(4,881)	(1,087)
Surrenders (note 6)	-	-	(197)	(599)	-	-	(5,806)	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	(532)	(2,177)	(2,413)	-	-	(36,397)	228
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(374)	(608)	(6,009)	(5,248)	(1,162)	(1,013)	(13,808)	(12,768)
Adjustments to maintain reserves	(33)	(5)	(57)	29	(35)	-	(39)	(12)

Net equity transactions	(1,328)	2,012	249	14,821	(409)	(223)	(52,312)	5,687

Net change in contract owners’ equity	(3,209)	2,743	(28,583)	17,754	(2,285)	1,062	(96,403)	16,114
Contract owners’ equity beginning of period	8,898	6,155	77,644	59,890	28,541	27,479	223,457	207,343

Contract owners’ equity end of period	$5,689	8,898	49,061	77,644	26,256	28,541	127,054	223,457

CHANGES IN UNITS:
Beginning units	590	456	4,840	3,928	2,260	2,278	15,568	15,190
Units purchased	73	246	744	1,855	65	64	781	2,790
Units redeemed	(159)	(112)	(707)	(943)	(98)	(82)	(4,727)	(2,412)

Ending units	504	590	4,877	4,840	2,227	2,260	11,622	15,568

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVDMA		GVDMC		SAM		SCVF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$4,597	7,711	2,235	2,230	5,668	16,866	1,638	2,153
Realized gain (loss) on investments	3,748	7,316	485	652	-	-	(32)	7,816
Change in unrealized gain (loss) on investments	(130,101)	(2,241)	(20,992)	(628)	-	-	(103,218)	(82,902)
Reinvested capital gains	23,280	9,009	4,321	2,284	-	-	-	47,194

Net increase (decrease) in contract owners’ equity resulting from operations	(98,476)	21,795	(13,951)	4,538	5,668	16,866	(101,612)	(25,739)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	27,633	46,148	6,081	3,751	13,563	9,924	16,973	16,944
Transfers between funds	(47,612)	92,282	2,139	-	41,087	81,722	(423)	(30,236)
Surrenders (note 6)	(141,635)	(8,341)	-	-	(58,324)	(67,917)	(4,674)	(3,012)
Death benefits (note 4)	-	-	-	-	-	-	-	(2,468)
Net policy repayments (loans) (note 5)	(28,797)	(1,337)	(140)	-	(4,260)	46,730	(664)	(2,616)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(24,954)	(28,974)	(7,232)	(5,363)	(25,087)	(21,556)	(19,682)	(20,433)
Adjustments to maintain reserves	(56)	27	(28)	(16)	(29)	5	(84)	13

Net equity transactions	(215,421)	99,805	820	(1,628)	(33,050)	48,908	(8,554)	(41,808)

Net change in contract owners’ equity	(313,897)	121,600	(13,131)	2,910	(27,382)	65,774	(110,166)	(67,547)
Contract owners’ equity beginning of period	486,165	364,565	88,929	86,019	427,797	362,023	317,825	385,372

Contract owners’ equity end of period	$172,268	486,165	75,798	88,929	400,415	427,797	207,659	317,825

CHANGES IN UNITS:
Beginning units	31,428	24,864	6,502	6,656	34,358	29,712	20,798	22,362
Units purchased	2,165	9,167	638	2,435	3,425	8,222	1,407	2,068
Units redeemed	(17,190)	(2,603)	(584)	(2,589)	(6,483)	(3,576)	(2,002)	(3,632)

Ending units	16,403	31,428	6,556	6,502	31,300	34,358	20,203	20,798

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SCF		TRF		GVUS1		GVUG1

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$303	(1,468)	71,859	50,362	11	56	(52)	(115)
Realized gain (loss) on investments	(18,598)	12,705	(647,805)	(523,480)	(651)	14	576	113
Change in unrealized gain (loss) on investments	(119,713)	(44,696)	(5,666,226)	794,279	(7,536)	(542)	(6,382)	3,688
Reinvested capital gains	43,726	37,680	1,518,304	592,217	-	1,533	1,115	-

Net increase (decrease) in contract owners’ equity resulting from operations	(94,282)	4,221	(4,723,868)	913,378	(8,176)	1,061	(4,743)	3,686

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	14,100	17,826	848,964	924,304	803	415	424	1,592
Transfers between funds	(23,727)	(7,792)	(105,445)	(205,290)	11,470	-	-	3,876
Surrenders (note 6)	(16,384)	(8,679)	(1,106,089)	(947,299)	(4,681)	-	(14,627)	-
Death benefits (note 4)	-	(2,333)	(260,351)	(28,126)	-	-	-	-
Net policy repayments (loans) (note 5)	(5,513)	(9,656)	295,060	(154,868)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(14,416)	(15,252)	(891,060)	(944,654)	(844)	(288)	(533)	(1,082)
Adjustments to maintain reserves	(36)	5	(75)	7	(38)	(4)	(48)	3

Net equity transactions	(45,976)	(25,881)	(1,218,996)	(1,355,926)	6,710	123	(14,784)	4,389

Net change in contract owners’ equity	(140,258)	(21,660)	(5,942,864)	(442,548)	(1,466)	1,184	(19,527)	8,075
Contract owners’ equity beginning of period	264,205	285,865	12,220,695	12,663,243	10,718	9,534	23,382	15,307

Contract owners’ equity end of period	$123,947	264,205	6,277,831	12,220,695	9,252	10,718	3,855	23,382

CHANGES IN UNITS:
Beginning units	12,378	13,718	588,420	639,954	622	614	1,278	1,020
Units purchased	1,246	766	50,105	64,437	823	26	28	323
Units redeemed	(4,588)	(2,106)	(130,990)	(115,971)	(363)	(18)	(946)	(65)

Ending units	9,036	12,378	507,535	588,420	1,082	622	360	1,278

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	AMBP		AMTG		AMGP		AMTP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$22,930	4,541	(892)	(1,142)	(8)	(160)	115	70
Realized gain (loss) on investments	2,897	(102,058)	10,609	6,868	1,308	2,670	(662)	15,085
Change in unrealized gain (loss) on investments	(384,735)	229,778	(88,931)	27,840	(20,233)	1,082	(96,242)	(19,855)
Reinvested capital gains	-	-	-	-	1,443	-	21,104	13,983

Net increase (decrease) in contract owners’ equity resulting from operations	(358,908)	132,261	(79,214)	33,566	(17,490)	3,592	(75,685)	9,283

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	71,840	74,155	19,898	16,152	1,241	1,793	4,595	5,104
Transfers between funds	(45,105)	(63,445)	(14,145)	3,109	(5,028)	(227)	38,507	23,367
Surrenders (note 6)	(60,459)	(67,521)	(5,732)	(5,883)	-	-	(17,563)	(40,680)
Death benefits (note 4)	-	-	-	-	-	(2,438)	-	-
Net policy repayments (loans) (note 5)	38,717	14,697	(12,445)	(2,682)	(36)	2,126	18,525	(6,078)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(72,725)	(72,812)	(13,822)	(13,710)	(2,842)	(2,841)	(6,689)	(7,210)
Adjustments to maintain reserves	(80)	(12)	(31)	(57)	(20)	3	(124)	55

Net equity transactions	(67,812)	(114,938)	(26,277)	(3,071)	(6,685)	(1,584)	37,251	(25,442)

Net change in contract owners’ equity	(426,720)	17,323	(105,491)	30,495	(24,175)	2,008	(38,434)	(16,159)
Contract owners’ equity beginning of period	958,795	941,472	198,192	167,697	50,549	48,541	115,366	131,525

Contract owners’ equity end of period	$532,075	958,795	92,701	198,192	26,374	50,549	76,932	115,366

CHANGES IN UNITS:
Beginning units	45,904	52,330	9,154	8,810	3,460	3,552	5,850	6,776
Units purchased	4,499	3,856	1,096	1,607	117	589	3,614	1,743
Units redeemed	(7,986)	(10,282)	(2,715)	(1,263)	(682)	(681)	(618)	(2,669)

Ending units	42,417	45,904	7,535	9,154	2,895	3,460	8,846	5,850

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OVMS		OVGR		OVB		OVGS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$1,778	767	(811)	(892)	963	1,129	2,118	1,723
Realized gain (loss) on investments	(11,139)	1,118	(626)	6,301	(1,332)	(211)	8,521	28,702
Change in unrealized gain (loss) on investments	(35,998)	(3,692)	(88,135)	21,718	(10,001)	31	(121,938)	(28,710)
Reinvested capital gains	5,284	3,773	-	-	-	-	14,714	12,019

Net increase (decrease) in contract owners’ equity resulting from operations	(40,075)	1,966	(89,572)	27,127	(10,370)	949	(96,585)	13,734

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,527	2,147	14,456	15,578	4,861	2,376	14,383	15,088
Transfers between funds	6,370	48,458	(2,161)	(6,208)	984	(1,740)	(4,551)	11,436
Surrenders (note 6)	(16,055)	(2,806)	(11,967)	(20,826)	(3,745)	-	(40,994)	(17,810)
Death benefits (note 4)	-	-	-	(2,559)	-	-	-	(2,191)
Net policy repayments (loans) (note 5)	(1,662)	(6)	(7,234)	(949)	599	254	3,084	4,358
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,025)	(2,225)	(14,887)	(15,824)	(1,993)	(1,848)	(14,760)	(15,945)
Adjustments to maintain reserves	(78)	29	(61)	31	(28)	(54)	(72)	26

Net equity transactions	(12,923)	45,597	(21,854)	(30,757)	678	(1,012)	(42,910)	(5,038)

Net change in contract owners’ equity	(52,998)	47,563	(111,426)	(3,630)	(9,692)	(63)	(139,495)	8,696
Contract owners’ equity beginning of period	94,669	47,106	210,292	213,922	24,725	24,788	264,880	256,184

Contract owners’ equity end of period	$41,671	94,669	98,866	210,292	15,033	24,725	125,385	264,880

CHANGES IN UNITS:
Beginning units	6,290	3,108	13,144	15,004	1,390	1,474	11,478	11,724
Units purchased	366	3,495	1,370	1,883	310	180	704	1,228
Units redeemed	(2,050)	(313)	(3,118)	(3,743)	(271)	(264)	(3,439)	(1,474)

Ending units	4,606	6,290	11,396	13,144	1,429	1,390	8,743	11,478

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	DSRG		VWBF		VWEM		VWHA

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$81	(151)	1,099	891	(1,179)	(586)	(301)	(369)
Realized gain (loss) on investments	(2,947)	(6,344)	196	(166)	(36,892)	22,900	1,446	1,516
Change in unrealized gain (loss) on investments	(33,278)	14,597	1,883	628	(239,743)	15,826	(64,458)	16,697
Reinvested capital gains	-	-	-	-	100,027	33,054	13,791	9,001

Net increase (decrease) in contract owners’ equity resulting from operations	(36,144)	8,102	3,178	1,353	(177,787)	71,194	(49,522)	26,845

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	8,628	9,874	1,901	2,040	12,608	11,852	6,149	4,477
Transfers between funds	(1,922)	(5,951)	101,078	(1,236)	6,314	52,183	34,044	1,289
Surrenders (note 6)	(1,750)	(12,020)	(14,626)	-	(6,089)	(315)	(18,579)	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(4,569)	(1,958)	-	-	(18,205)	(2,813)	43	(3,449)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(8,707)	(8,540)	(2,771)	(351)	(15,223)	(12,899)	(6,656)	(5,215)
Adjustments to maintain reserves	(50)	33	(73)	18	(101)	35	(212)	40

Net equity transactions	(8,370)	(18,562)	85,509	471	(20,696)	48,043	14,789	(2,858)

Net change in contract owners’ equity	(44,514)	(10,460)	88,687	1,824	(198,483)	119,237	(34,733)	23,987
Contract owners’ equity beginning of period	112,965	123,425	16,711	14,887	280,497	161,260	92,364	68,377

Contract owners’ equity end of period	$68,451	112,965	105,398	16,711	82,014	280,497	57,631	92,364

CHANGES IN UNITS:
Beginning units	6,636	7,684	952	924	7,912	6,554	2,062	1,894
Units purchased	1,331	761	5,918	58	1,075	2,515	968	804
Units redeemed	(1,697)	(1,809)	(988)	(30)	(2,510)	(1,157)	(614)	(636)

Ending units	6,270	6,636	5,882	952	6,477	7,912	2,416	2,062

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	MSEM		MSVRE		SVDF		SVOF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$1,497	1,654	3,729	1,031	(369)	(494)	1,406	19
Realized gain (loss) on investments	(72)	158	(14,224)	27,289	6,718	2,258	4,861	5,110
Change in unrealized gain (loss) on investments	(6,145)	(1,252)	(99,442)	(77,124)	(40,891)	13,887	(83,420)	(19,012)
Reinvested capital gains	947	769	50,171	16,993	-	-	24,613	23,454

Net increase (decrease) in contract owners’ equity resulting from operations	(3,773)	1,329	(59,766)	(31,811)	(34,542)	15,651	(52,540)	9,571

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,075	1,330	10,049	8,757	4,609	5,405	8,771	16,072
Transfers between funds	907	(3,981)	5,339	(11,380)	187	7,801	(16,902)	(9,873)
Surrenders (note 6)	(783)	-	(1,694)	(9,898)	(22,868)	-	-	(14,748)
Death benefits (note 4)	-	-	-	-	-	-	-	(2,453)
Net policy repayments (loans) (note 5)	(23)	54	(47)	(1,578)	346	(1,115)	248	3,997
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,338)	(870)	(8,819)	(10,106)	(4,591)	(4,856)	(11,082)	(11,495)
Adjustments to maintain reserves	(41)	15	(151)	26	(99)	20	(52)	15

Net equity transactions	1,797	(3,452)	4,677	(24,179)	(22,416)	7,255	(19,017)	(18,485)

Net change in contract owners’ equity	(1,976)	(2,123)	(55,089)	(55,990)	(56,958)	22,906	(71,557)	(8,914)
Contract owners’ equity beginning of period	22,248	24,371	143,219	199,209	95,392	72,486	146,081	154,995

Contract owners’ equity end of period	$20,272	22,248	88,130	143,219	38,434	95,392	74,524	146,081

CHANGES IN UNITS:
Beginning units	1,152	1,322	4,908	5,680	4,068	3,686	7,310	7,664
Units purchased	225	79	375	360	251	629	563	713
Units redeemed	(134)	(249)	(424)	(1,132)	(1,455)	(247)	(1,804)	(1,067)

Ending units	1,243	1,152	4,859	4,908	2,864	4,068	6,069	7,310

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 and 2007

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through Company Agents; however, other distributors may be utilized.

(b) The Contracts

Only contracts with a front-end sales load and certain other fees have been offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP - Advantage (ACVA)*

American Century VP - Balanced Fund - Class I (ACVB)

American Century VP - Capital Appreciation Fund - Class I (ACVCA)

American Century VP - Income & Growth Fund - Class I (ACVIG)

American Century VP - International Fund - Class I (ACVI)

American Century VP - Ultra(R) Fund - Class I (ACVU1)

American Century VP - Value Fund - Class I (ACVV)

Portfolios of the Credit Suisse Trust;

Credit Suisse Trust - Global Small Cap Portfolio (WVCP)

Credit Suisse Trust - International Focus Portfolio (WIEP)

Credit Suisse Trust - Small Cap Core I Portfolio (WSCP)

Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);

Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)

Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)

Dreyfus VIF - Growth and Income Portfolio - Initial Class (DGI)

Portfolios of the Federated Insurance Series (Federated IS);

Federated IS - Quality Bond Fund II - Primary Class (FQB)

Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);

Fidelity(R) VIP - Equity - Income Portfolio - Initial Class (FEIP)

Fidelity(R) VIP - Growth Portfolio - Initial Class (FGP)

Fidelity(R) VIP - High Income Portfolio - Initial Class (FHIP)

Fidelity(R) VIP - Overseas Portfolio - Initial Class (FOP)

Portfolios of the Fidelity(R) Variable Insurance Products Fund II (Fidelity(R) VIP II);

Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FAMP)

Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FCP)

Portfolios of the Fidelity(R) Variable Insurance Products Fund III (Fidelity(R) VIP III);

Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class (FGOP)

Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)

Portfolios of the Lehman Brothers Advisers Management Trust (Lehman Brothers AMT);

Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (AMTB)

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT);

Nationwide VIT - Core Bond Fund - Class I (NVCBD1)*

Nationwide VIT - Gartmore Emerging Markets Fund - Class III (GEM3)*

Nationwide VIT - Gartmore Global Utilities Fund - Class I (GVGU1)

Nationwide VIT - Gartmore International Equity Fund - Class III (GIG3) (formerly Gartmore International

    Growth Fund - Class III)*

Nationwide VIT - Global Financial Services Fund - Class I (GVGF1)

Nationwide VIT - Government Bond Fund - Class I (GBF)

Nationwide VIT - Growth Fund - Class I (CAF)

Nationwide VIT - Health Sciences Fund - Class I (GVGH1) (formerly Global Health Sciences Fund - Class I)

Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)

Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)

Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

Nationwide VIT - Money Market Fund - Class I (SAM)

Nationwide VIT - Multi-Manager International Growth Fund - Class III (NVMIG3)*

Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)*

Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)*

Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)*

Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)

Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)

Nationwide VIT - Nationwide Fund - Class I (TRF)

Nationwide VIT - Nationwide Leaders Fund - Class I (GVUS1)

Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class I (NVNMO1)*

Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class I (NVNSR1)*

Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class II (NVNSR2)*

Nationwide VIT - U.S. Growth Leaders Fund - Class I (GVUG1)

Nationwide VIT - Van Kampen Real Estate Fund - Class I (NVRE1)*

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT - Balanced Portfolio - Class I (AMBP)

Neuberger Berman AMT - Growth Portfolio - Class I (AMTG)

Neuberger Berman AMT - Guardian Portfolio - Class I (AMGP)

Neuberger Berman AMT - Partners Portfolio - Class I (AMTP)

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

Oppenheimer VAF - Balanced Fund - Non-Service Class (OVMS)

Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)

Oppenheimer VAF - Core Bond Fund - Non-Service Class (OVB)

Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)

Portfolio of the Strong Variable Insurance Funds, Inc.;

Strong Variable Insurance Funds, Inc. - Strong International Stock Fund II (SVIF)*

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

Portfolios of the Van Eck Worldwide Insurance Trust;

Van Eck Worldwide Insurance Trust - Bond Fund - Initial Class (VWBF)

Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Initial Class (VWEM)

Van Eck Worldwide Insurance Trust - Hard Assets Fund - Initial Class (VWHA)

Portfolios of the Van Kampen - The Universal Institutional Funds, Inc. (Van Kampen UIF);

Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (MSEM)

Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)

Portfolios of the Wells Fargo Advantage Variable Trust Funds(SM) (Wells Fargo AVT);

Wells Fargo AVT - Discovery Fund(SM) (SVDF)

Wells Fargo AVT - Opportunity Fund(SM) (SVOF)

*	At December 31, 2008, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2008 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standard

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Account’s financial position or results of operations.

(2) Policy Charges

(a) Deductions from Premium

The Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a sales load of up to 3.5% from each premium payment received. For the periods ended December 31, 2008 and 2007, total front-end sales charge deductions were $114,881 and $122,336, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

The Company currently deducts a monthly administrative charge of $12.50 (not to exceed $25) during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses. For all subsequent years, a $5 monthly administrative charge is deducted (not to exceed $7.50). Additionally, if the Specified Amount is increased, the Company deducts an increase charge of $1.50 per year per $1,000 increase to cover underwriting and administration costs and $0.54 per year per $1,000 increase to cover sales costs. This charge is assessed monthly against each contract by liquidating units.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The surrender charge is based upon a percentage of the initial Specified Amount and varies

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

by issue age, sex and rate class. In the first policy year, the charge is 100% of the surrender charge, as defined in the contract, and declines in specified percentages each year. After the end of the ninth policy year, the charge is 0%. If a policy’s face amount of insurance increases, the amount of the increase will have the same nine-year surrender charge period. The charges are assessed against each contract by liquidating units. In the current year, no policy surrenders occurred.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

This charge is equal to an annualized rate of 0.80% of the daily net assets of the variable account. On each policy anniversary beginning with the 10th year, this charge is reduced to an annualized rate of 0.50% if the cash surrender value of the contract is $25,000 or more on such anniversary. This charge is assessed through a reduction in the unit value.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners, after the first policy year, to borrow up to 90% of the cash value of the variable account, less any surrender charges, less interest due on the next policy anniversary. The contract is charged 6% interest on the outstanding loan. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2008 and 2007, total transfers into the Account from the fixed account were $1,357,780 and $808,300, respectively, and total transfers from the Account to the fixed account were $1,231,492 and $1,068,729, respectively.

(7) Fair Value Measurement

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with SFAS 157, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

The Company categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2008:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$14,626,748	0	$14,626,748

Accounts Payable of $932 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2008.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

American Century VP - Balanced Fund - Class I (ACVB)
2008	0.50%	8,932	$11.162622	$99,704	2.57%	-20.73%
2008	0.80%	5,783	21.023041	121,576	2.57%	-20.97%
2007	0.50%	9,220	14.081661	129,833	2.08%	4.41%
2007	0.80%	5,850	26.600354	155,612	2.08%	4.09%
2006	0.50%	10,274	13.486987	138,565	1.93%	9.07%
2006	0.80%	6,886	25.553959	175,965	1.93%	8.75%
2005	0.50%	12,544	12.364992	155,106	1.83%	4.41%
2005	0.80%	7,320	23.498278	172,007	1.83%	4.10%
2004	0.50%	11,932	11.842390	141,303	1.64%	9.23%
2004	0.80%	8,452	22.572554	190,783	1.64%	8.90%
American Century VP - Capital Appreciation Fund - Class I (ACVCA)
2008	0.50%	4,540	10.776771	48,927	0.00%	-46.45%
2008	0.80%	2,414	19.501606	47,077	0.00%	-46.61%
2007	0.50%	7,356	20.125628	148,044	0.00%	45.07%
2007	0.80%	2,876	36.529047	105,058	0.00%	44.64%
2006	0.50%	5,534	13.872782	76,772	0.00%	16.64%
2006	0.80%	3,544	25.255777	89,506	0.00%	16.29%
2005	0.50%	1,612	11.894070	19,173	0.00%	21.46%
2005	0.80%	3,546	21.718376	77,013	0.00%	21.09%
2004	0.50%	2,518	9.792883	24,658	0.00%	7.05%
2004	0.80%	3,522	17.935168	63,168	0.00%	6.73%
American Century VP - Income & Growth Fund - Class I (ACVIG)
2008	0.50%	829	9.245170	7,664	2.23%	-34.91%
2008	0.80%	1,337	9.149298	12,233	2.23%	-35.11%
2007	0.50%	932	14.204309	13,238	1.98%	-0.57%
2007	0.80%	1,838	14.099337	25,915	1.98%	-0.87%
2006	0.50%	992	14.285505	14,171	1.95%	16.50%
2006	0.80%	2,196	14.222782	31,233	1.95%	16.16%
2005	0.50%	1,852	12.261726	22,709	1.97%	4.11%
2005	0.80%	1,990	12.244450	24,366	1.97%	3.80%
2004	0.50%	2,346	11.777621	27,630	1.41%	12.43%
2004	0.80%	2,024	11.796249	23,876	1.41%	12.09%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century VP - International Fund - Class I (ACVI)
2008	0.50%	6,425	$10.171511	$65,352	0.83%	-45.10%
2008	0.80%	1,092	15.456745	16,879	0.83%	-45.26%
2007	0.50%	8,504	18.526943	157,553	0.66%	17.46%
2007	0.80%	1,032	28.238561	29,142	0.66%	17.11%
2006	0.50%	7,776	15.772352	122,646	1.24%	24.40%
2006	0.80%	1,392	24.112654	33,565	1.24%	24.03%
2005	0.50%	3,854	12.678362	48,862	1.16%	12.69%
2005	0.80%	2,018	19.440637	39,231	1.16%	12.35%
2004	0.50%	3,774	11.250564	42,460	0.53%	14.35%
2004	0.80%	2,276	17.302961	39,382	0.53%	14.01%
American Century VP - Ultra(R) Fund - Class I (ACVU1)
2008	0.80%	70	7.372088	516	0.00%	-41.95%
2007	0.50%	1,454	12.766312	18,562	0.00%	20.41%
2007	0.80%	90	12.699039	1,143	0.00%	20.05%
2006	0.50%	1,428	10.602423	15,140	0.00%	-3.76%
2006	0.80%	92	10.578401	973	0.00%	-4.04%
2005	0.50%	1,402	11.016290	15,445	0.00%	1.66%
2005	0.80%	12	11.024267	132	0.00%	1.35%
2004	0.50%	1,380	10.836686	14,955	0.00%	10.12%
2004	0.80%	322	10.877021	3,502	0.00%	9.79%
American Century VP - Value Fund - Class I (ACVV)
2008	0.50%	10,952	10.480964	114,787	2.43%	-27.14%
2008	0.80%	2,048	17.949130	36,760	2.43%	-27.36%
2007	0.50%	10,896	14.385409	156,743	1.58%	-5.61%
2007	0.80%	2,166	24.709849	53,522	1.58%	-5.90%
2006	0.50%	8,604	15.241029	131,134	1.20%	18.06%
2006	0.80%	2,614	26.258655	68,640	1.20%	17.71%
2005	0.50%	7,042	12.909239	90,907	1.06%	4.51%
2005	0.80%	1,704	22.307840	38,013	1.06%	4.20%
2004	0.50%	12,530	12.352012	154,771	0.96%	13.76%
2004	0.80%	2,422	21.408869	51,852	0.96%	13.42%
Credit Suisse Trust - Global Small Cap Portfolio (WVCP)
2008	0.50%	1,531	7.866593	12,044	1.89%	-47.02%
2008	0.80%	213	8.132149	1,732	1.89%	-47.18%
2007	0.50%	1,828	14.847735	27,142	0.00%	-4.44%
2007	0.80%	222	15.395235	3,418	0.00%	-4.73%
2006	0.50%	1,504	15.537302	23,368	0.00%	12.64%
2006	0.80%	256	16.158907	4,137	0.00%	12.30%
2005	0.50%	1,034	13.793582	14,263	0.00%	15.57%
2005	0.80%	586	14.388419	8,432	0.00%	15.22%
2004	0.50%	966	11.935654	11,530	0.00%	17.40%
2004	0.80%	550	12.487641	6,868	0.00%	17.05%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Credit Suisse Trust - International Focus Portfolio (WIEP)
2008	0.50%	5,287	$10.829754	$57,257	1.79%	-41.33%
2008	0.80%	846	11.295534	9,556	1.79%	-41.51%
2007	0.50%	5,348	18.458414	98,716	1.14%	16.01%
2007	0.80%	828	19.310277	15,989	1.14%	15.66%
2006	0.50%	3,204	15.910875	50,978	1.08%	18.06%
2006	0.80%	946	16.695427	15,794	1.08%	17.71%
2005	0.50%	2,528	13.476572	34,069	0.91%	16.85%
2005	0.80%	1,104	14.183450	15,659	0.91%	16.51%
2004	0.50%	2,394	11.532756	27,609	1.05%	14.17%
2004	0.80%	922	12.174019	11,224	1.05%	13.83%
Credit Suisse Trust - Small Cap Core I Portfolio (WSCP)
2008	0.50%	2,046	7.658783	15,670	0.08%	-34.92%
2008	0.80%	846	12.068936	10,210	0.08%	-35.12%
2007	0.50%	1,808	11.769097	21,279	0.00%	-1.33%
2007	0.80%	966	18.601963	17,969	0.00%	-1.63%
2006	0.50%	2,682	11.927832	31,990	0.00%	4.25%
2006	0.80%	2,962	18.909841	56,011	0.00%	3.94%
2005	0.50%	2,608	11.441908	29,840	0.00%	-3.16%
2005	0.80%	2,884	18.193863	52,471	0.00%	-3.45%
2004	0.50%	2,340	11.815728	27,649	0.00%	10.32%
2004	0.80%	3,024	18.844567	56,986	0.00%	9.99%
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)
2008	0.50%	2,080	10.508035	21,857	0.87%	-31.26%
2008	0.80%	984	10.289367	10,125	0.87%	-31.46%
2007	0.50%	2,574	15.286280	39,347	0.39%	-1.15%
2007	0.80%	650	15.013257	9,759	0.39%	-1.45%
2006	0.50%	2,864	15.464546	44,290	0.39%	13.84%
2006	0.80%	490	15.234242	7,465	0.39%	13.50%
2005	0.50%	3,202	13.584227	43,497	0.00%	6.70%
2005	0.80%	550	13.422021	7,382	0.00%	6.38%
2004	0.80%	450	12.616946	5,678	0.74%	20.91%
Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)
2008	0.50%	13,314	8.813033	117,337	1.98%	-37.46%
2008	0.80%	4,493	21.978365	98,749	1.98%	-37.64%
2007	0.50%	21,948	14.090737	309,263	1.65%	4.73%
2007	0.80%	4,842	35.246027	170,661	1.65%	4.41%
2006	0.50%	32,746	13.454676	440,587	1.69%	14.92%
2006	0.80%	6,392	33.756668	215,773	1.69%	14.58%
2005	0.50%	25,996	11.707523	304,349	1.60%	4.17%
2005	0.80%	7,106	29.461184	209,351	1.60%	3.86%
2004	0.50%	25,472	11.238793	286,275	1.81%	10.09%
2004	0.80%	8,806	28.366357	249,794	1.81%	9.76%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)
2008	0.50%	570	$9.332320	$5,319	2.08%	-29.90%
2008	0.80%	643	11.900157	7,652	2.08%	-30.11%
2007	0.50%	852	13.313383	11,343	1.87%	6.60%
2007	0.80%	1,012	17.027724	17,232	1.87%	6.27%
2006	0.50%	1,272	12.489641	15,887	1.50%	15.90%
2006	0.80%	2,546	16.022432	40,793	1.50%	15.55%
2005	0.50%	782	10.776447	8,427	0.02%	3.86%
2005	0.80%	3,174	13.866041	44,011	0.02%	3.55%
2004	0.50%	5,132	10.376070	53,250	1.73%	4.52%
2004	0.80%	3,392	13.390880	45,422	1.73%	4.21%
Dreyfus VIF - Growth and Income Portfolio - Initial Class (DGI)
2008	0.50%	602	7.838755	4,719	0.65%	-40.71%
2008	0.80%	1,441	9.698392	13,975	0.65%	-40.89%
2007	0.50%	716	13.220699	9,466	0.78%	7.90%
2007	0.80%	1,604	16.406411	26,316	0.78%	7.58%
2006	0.50%	160	12.252522	1,960	0.79%	13.94%
2006	0.80%	1,750	15.250864	26,689	0.79%	13.60%
2005	0.50%	162	10.753229	1,742	1.28%	2.84%
2005	0.80%	1,646	13.424762	22,097	1.28%	2.53%
2004	0.50%	1,064	10.456482	11,126	1.31%	6.93%
2004	0.80%	2,022	13.093387	26,475	1.31%	6.61%
Federated IS - Quality Bond Fund II - Primary Class (FQB)
2008	0.50%	5,140	11.692134	60,098	4.99%	-7.75%
2008	0.80%	866	11.426394	9,895	4.99%	-8.03%
2007	0.50%	4,398	12.674438	55,742	4.68%	4.86%
2007	0.80%	418	12.423584	5,193	4.68%	4.54%
2006	0.50%	4,526	12.087575	54,708	1.19%	3.64%
2006	0.80%	402	11.884116	4,777	1.19%	3.33%
2005	0.50%	628	11.663479	7,325	3.48%	0.79%
2005	0.80%	298	11.501519	3,427	3.48%	0.49%
2004	0.50%	470	11.571642	5,439	3.57%	3.10%
2004	0.80%	282	11.445157	3,228	3.57%	2.79%
Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FEIP)
2008	0.50%	15,798	8.423373	133,072	2.38%	-42.94%
2008	0.80%	2,680	32.063918	85,931	2.38%	-43.11%
2007	0.50%	19,802	14.762417	292,325	1.73%	1.02%
2007	0.80%	2,468	56.363167	139,104	1.73%	0.72%
2006	0.50%	24,998	14.613151	365,300	3.47%	19.60%
2006	0.80%	2,786	55.961825	155,910	3.47%	19.24%
2005	0.50%	22,190	12.218787	271,135	1.63%	5.34%
2005	0.80%	3,050	46.932598	143,144	1.63%	5.02%
2004	0.50%	23,168	11.599515	268,738	1.57%	10.97%
2004	0.80%	3,256	44.687399	145,502	1.57%	10.64%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Fidelity(R) VIP - Growth Portfolio - Initial Class (FGP)
2008	0.50%	24,395	$7.489811	$182,714	0.76%	-47.43%
2008	0.80%	3,787	27.755083	105,108	0.76%	-47.59%
2007	0.50%	29,152	14.247605	415,346	0.84%	26.33%
2007	0.80%	4,780	52.956740	253,133	0.84%	25.95%
2006	0.50%	33,170	11.278262	374,100	0.40%	6.32%
2006	0.80%	5,926	42.046610	249,168	0.40%	6.00%
2005	0.50%	31,974	10.607985	339,180	0.51%	5.27%
2005	0.80%	7,846	39.666280	311,222	0.51%	4.96%
2004	0.50%	31,450	10.076692	316,912	0.27%	2.86%
2004	0.80%	9,360	37.792486	353,738	0.27%	2.55%
Fidelity(R) VIP - High Income Portfolio - Initial Class (FHIP)
2008	0.50%	1,598	12.236105	19,553	8.41%	-25.36%
2008	0.80%	549	22.690582	12,457	8.41%	-25.58%
2007	0.50%	1,556	16.393304	25,508	7.28%	2.27%
2007	0.80%	790	30.491108	24,088	7.28%	1.96%
2006	0.50%	2,466	16.029328	39,528	7.20%	10.68%
2006	0.80%	788	29.904168	23,564	7.20%	10.35%
2005	0.50%	2,986	14.482158	43,244	14.71%	2.19%
2005	0.80%	788	27.098684	21,354	14.71%	1.88%
2004	0.50%	3,456	14.171771	48,978	7.98%	9.05%
2004	0.80%	806	26.597360	21,437	7.98%	8.72%
Fidelity(R) VIP - Overseas Portfolio - Initial Class (FOP)
2008	0.50%	5,948	11.136551	66,240	2.60%	-44.09%
2008	0.80%	1,475	19.168350	28,273	2.60%	-44.25%
2007	0.50%	6,556	19.917086	130,576	3.18%	16.72%
2007	0.80%	1,504	34.384792	51,715	3.18%	16.37%
2006	0.50%	6,386	17.063412	108,967	0.50%	17.49%
2006	0.80%	1,688	29.547189	49,876	0.50%	17.14%
2005	0.50%	2,736	14.523009	39,735	0.64%	18.45%
2005	0.80%	970	25.223510	24,467	0.64%	18.10%
2004	0.50%	2,660	12.260470	32,613	1.38%	13.07%
2004	0.80%	870	21.357697	18,581	1.38%	12.73%
Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FAMP)
2008	0.50%	5,624	10.321235	58,047	5.82%	-29.07%
2008	0.80%	26	24.486999	637	5.82%	-29.29%
2007	0.50%	1,130	14.552144	16,444	5.83%	14.92%
2007	0.80%	12	34.628652	416	5.83%	14.58%
2006	0.50%	1,380	12.662323	17,474	2.78%	6.78%
2006	0.80%	132	30.222570	3,989	2.78%	6.46%
2005	0.50%	1,646	11.857962	19,518	2.87%	3.53%
2005	0.80%	132	28.387536	3,747	2.87%	3.22%
2004	0.50%	2,832	11.453999	32,438	3.01%	4.94%
2004	0.80%	216	27.502617	5,941	3.01%	4.63%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FCP)
2008	0.50%	29,295	$10.954696	$320,918	0.95%	-42.80%
2008	0.80%	5,986	23.673901	141,712	0.95%	-42.97%
2007	0.50%	33,338	19.151846	638,484	0.96%	17.00%
2007	0.80%	6,034	41.513259	250,491	0.96%	16.65%
2006	0.50%	34,738	16.368755	568,618	1.29%	11.16%
2006	0.80%	7,064	35.587790	251,392	1.29%	10.83%
2005	0.50%	28,872	14.725263	425,148	0.29%	16.36%
2005	0.80%	8,400	32.110552	269,729	0.29%	16.01%
2004	0.50%	29,162	12.655421	369,057	0.34%	14.90%
2004	0.80%	9,646	27.679601	266,997	0.34%	14.56%
Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class (FGOP)
2008	0.50%	663	6.939543	4,601	0.44%	-55.24%
2008	0.80%	823	6.406522	5,273	0.44%	-55.38%
2007	0.50%	608	15.504567	9,427	0.00%	22.57%
2007	0.80%	884	14.356892	12,691	0.00%	22.20%
2006	0.50%	444	12.650057	5,617	0.67%	4.93%
2006	0.80%	822	11.749061	9,658	0.67%	4.62%
2005	0.50%	320	12.055628	3,858	1.15%	8.35%
2005	0.80%	756	11.230531	8,490	1.15%	8.03%
2004	0.50%	1,636	11.126627	18,203	0.52%	6.66%
2004	0.80%	860	10.396153	8,941	0.52%	6.34%
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)
2008	0.50%	242	7.900380	1,912	0.72%	-51.42%
2008	0.80%	1,240	7.867248	9,755	0.72%	-51.57%
2007	0.50%	232	16.262294	3,773	0.78%	5.07%
2007	0.80%	970	16.242952	15,756	0.78%	4.75%
2006	0.80%	674	15.505844	10,451	0.51%	15.27%
2005	0.80%	686	13.451310	9,228	0.00%	1.74%
2004	0.80%	716	13.221316	9,466	0.00%	13.08%
Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (AMTB)
2008	0.80%	315	16.857653	5,310	4.40%	-14.12%
2007	0.50%	46	11.586863	533	2.73%	4.25%
2007	0.80%	394	19.629002	7,734	2.73%	3.93%
2006	0.50%	114	11.114915	1,267	3.16%	3.68%
2006	0.80%	380	18.886370	7,177	3.16%	3.37%
2005	0.50%	180	10.720041	1,930	2.69%	0.94%
2005	0.80%	292	18.269985	5,335	2.69%	0.64%
2004	0.50%	190	10.620341	2,018	3.01%	0.28%
2004	0.80%	468	18.154314	8,496	3.01%	-0.02%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT - Gartmore Global Utilities Fund - Class I (GVGU1)
2008	0.50%	547	$16.139622	$8,828	2.44%	-33.27%
2008	0.80%	514	15.688527	8,064	2.44%	-33.47%
2007	0.50%	2,168	24.188066	52,440	2.49%	19.83%
2007	0.80%	448	23.582792	10,565	2.49%	19.47%
2006	0.50%	2,316	20.185188	46,749	2.71%	36.88%
2006	0.80%	436	19.739493	8,606	2.71%	36.47%
2005	0.50%	1,894	14.746892	27,931	2.57%	5.86%
2005	0.80%	344	14.464451	4,976	2.57%	5.54%
2004	0.50%	366	13.930721	5,099	1.72%	29.32%
2004	0.80%	392	13.704848	5,372	1.72%	28.93%
Nationwide VIT - Global Financial Services Fund - Class I (GVGF1)
2008	0.50%	84	9.976958	838	1.56%	-46.54%
2008	0.80%	413	9.994191	4,128	1.56%	-46.70%
2007	0.50%	1,384	18.663347	25,830	2.96%	-1.55%
2007	0.80%	756	18.752014	14,177	2.96%	-1.85%
2006	0.50%	2,048	18.956970	38,824	1.86%	19.72%
2006	0.80%	690	19.104581	13,182	1.86%	19.37%
2005	0.50%	1,560	15.834079	24,701	1.74%	10.60%
2005	0.80%	424	16.005171	6,786	1.74%	10.27%
2004	0.50%	200	14.316726	2,863	1.71%	20.39%
2004	0.80%	312	14.514755	4,529	1.71%	20.03%
Nationwide VIT - Government Bond Fund - Class I (GBF)
2008	0.50%	49,462	13.707953	678,023	4.21%	7.18%
2008	0.80%	21,667	28.329345	613,812	4.21%	6.86%
2007	0.50%	51,582	12.789419	659,704	4.27%	6.62%
2007	0.80%	22,878	26.510441	606,506	4.27%	6.30%
2006	0.50%	79,632	11.995236	955,205	4.12%	2.83%
2006	0.80%	25,276	24.939296	630,366	4.12%	2.52%
2005	0.50%	81,896	11.665436	955,353	3.67%	2.75%
2005	0.80%	26,386	24.326268	641,873	3.67%	2.44%
2004	0.50%	82,278	11.353249	934,123	5.45%	2.75%
2004	0.80%	32,080	23.746180	761,777	5.45%	2.44%
Nationwide VIT - Growth Fund - Class I (CAF)
2008	0.50%	112,069	8.644469	968,777	0.27%	-39.01%
2008	0.80%	81,431	13.645751	1,111,187	0.27%	-39.20%
2007	0.50%	128,040	14.174084	1,814,850	0.17%	18.94%
2007	0.80%	85,616	22.441944	1,921,389	0.17%	18.59%
2006	0.50%	124,790	11.916515	1,487,062	0.05%	5.64%
2006	0.80%	102,646	18.924499	1,942,524	0.05%	5.32%
2005	0.50%	117,780	11.280312	1,328,595	0.08%	5.97%
2005	0.80%	110,534	17.967853	1,986,059	0.08%	5.65%
2004	0.50%	117,922	10.644736	1,255,249	0.33%	7.62%
2004	0.80%	125,268	17.006258	2,130,340	0.33%	7.30%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT - Health Sciences Fund - Class I (GVGH1)
2008	0.50%	227	$11.651250	$2,645	0.28%	-25.59%
2008	0.80%	277	10.987732	3,044	0.28%	-25.81%
2007	0.50%	188	15.657869	2,944	0.06%	12.59%
2007	0.80%	402	14.810633	5,954	0.06%	12.25%
2006	0.50%	194	13.906574	2,698	0.00%	2.20%
2006	0.80%	262	13.193822	3,457	0.00%	1.89%
2005	0.80%	360	12.948895	4,662	0.00%	7.58%
2004	0.80%	348	12.036757	4,189	0.00%	7.00%
Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)
2008	0.50%	1,286	10.214579	13,136	2.08%	-37.16%
2008	0.80%	3,591	10.004311	35,925	2.08%	-37.35%
2007	0.50%	1,252	16.254455	20,351	1.97%	5.43%
2007	0.80%	3,588	15.967821	57,293	1.97%	5.11%
2006	0.50%	960	15.417742	14,801	2.35%	16.29%
2006	0.80%	2,968	15.191606	45,089	2.35%	15.94%
2005	0.50%	278	13.258370	3,686	2.23%	7.39%
2005	0.80%	2,598	13.103041	34,042	2.23%	7.07%
2004	0.50%	250	12.345496	3,086	1.52%	13.46%
2004	0.80%	974	12.237400	11,919	1.52%	13.12%
Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)
2008	0.50%	1,157	11.907464	13,777	3.38%	-6.49%
2008	0.80%	1,070	11.662459	12,479	3.38%	-6.77%
2007	0.50%	1,200	12.734093	15,281	3.50%	4.85%
2007	0.80%	1,060	12.509560	13,260	3.50%	4.54%
2006	0.50%	1,230	12.144751	14,938	3.05%	5.64%
2006	0.80%	1,048	11.966643	12,541	3.05%	5.32%
2005	0.50%	1,266	11.496816	14,555	2.90%	2.79%
2005	0.80%	1,038	11.362140	11,794	2.90%	2.49%
2004	0.50%	1,304	11.184449	14,585	2.54%	4.13%
2004	0.80%	72	11.086539	798	2.54%	3.82%
Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)
2008	0.50%	5,511	11.051801	60,906	2.71%	-23.58%
2008	0.80%	6,111	10.824352	66,148	2.71%	-23.81%
2007	0.50%	8,972	14.461679	129,750	2.68%	5.13%
2007	0.80%	6,596	14.206661	93,707	2.68%	4.81%
2006	0.50%	7,200	13.756055	99,044	2.44%	10.80%
2006	0.80%	7,990	13.554301	108,299	2.44%	10.47%
2005	0.50%	7,320	12.415323	90,880	2.33%	4.82%
2005	0.80%	7,134	12.269879	87,533	2.33%	4.51%
2004	0.50%	4,848	11.844428	57,422	2.25%	8.99%
2004	0.80%	8,414	11.740731	98,787	2.25%	8.66%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2008	0.50%	6,074	$10.640174	$64,628	2.20%	-31.73%
2008	0.80%	10,329	10.421164	107,640	2.20%	-31.94%
2007	0.50%	18,050	15.586169	281,330	2.32%	5.62%
2007	0.80%	13,378	15.311321	204,835	2.32%	5.30%
2006	0.50%	13,980	14.757103	206,304	2.26%	13.97%
2006	0.80%	10,884	14.540668	158,261	2.26%	13.63%
2005	0.50%	11,920	12.948162	154,342	2.27%	6.54%
2005	0.80%	9,928	12.796464	127,043	2.27%	6.22%
2004	0.50%	6,510	12.153407	79,119	1.92%	11.53%
2004	0.80%	7,370	12.046998	88,786	1.92%	11.20%
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2008	0.50%	6,556	11.561611	75,798	3.15%	-15.47%
2007	0.50%	6,502	13.677144	88,929	3.05%	5.33%
2006	0.50%	4,504	12.985235	58,485	2.37%	7.88%
2006	0.80%	2,152	12.794782	27,534	2.37%	7.56%
2005	0.50%	13,114	12.036367	157,845	2.58%	3.97%
2005	0.80%	2,014	11.895366	23,957	2.58%	3.66%
2004	0.50%	13,508	11.577210	156,385	2.23%	6.62%
2004	0.80%	2,300	11.475860	26,394	2.23%	6.31%
Nationwide VIT - Money Market Fund - Class I (SAM)
2008	0.50%	22,830	11.350156	259,124	2.03%	1.54%
2008	0.80%	8,470	16.681402	141,291	2.03%	1.24%
2007	0.50%	26,102	11.177638	291,759	4.67%	4.27%
2007	0.80%	8,256	16.477531	136,038	4.67%	3.95%
2006	0.50%	21,234	10.720320	227,635	4.42%	4.01%
2006	0.80%	8,478	15.851431	134,388	4.42%	3.70%
2005	0.50%	20,380	10.307104	210,059	2.44%	2.16%
2005	0.80%	8,328	15.286397	127,305	2.44%	1.85%
2004	0.50%	33,506	10.089561	338,061	0.74%	0.31%
2004	0.80%	6,182	15.008890	92,785	0.74%	0.00%
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)
2008	0.50%	18,033	9.741366	175,666	1.13%	-32.49%
2008	0.80%	2,170	14.743543	31,993	1.13%	-32.69%
2007	0.50%	18,428	14.429648	265,910	1.15%	-7.36%
2007	0.80%	2,370	21.905042	51,915	1.15%	-7.64%
2006	0.50%	17,810	15.576180	277,412	0.45%	16.71%
2006	0.80%	4,552	23.717026	107,960	0.45%	16.36%
2005	0.50%	17,352	13.346035	231,580	0.07%	2.56%
2005	0.80%	5,134	20.382189	104,642	0.07%	2.25%
2004	0.50%	14,432	13.012899	187,802	0.00%	16.71%
2004	0.80%	5,928	19.932939	118,162	0.00%	16.36%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)
2008	0.50%	6,760	$10.198422	$68,941	0.75%	-38.50%
2008	0.80%	2,276	24.167902	55,006	0.75%	-38.68%
2007	0.50%	9,796	16.582054	162,438	0.09%	1.62%
2007	0.80%	2,582	39.414039	101,767	0.09%	1.31%
2006	0.50%	10,972	16.317677	179,038	0.11%	11.48%
2006	0.80%	2,746	38.902849	106,827	0.11%	11.15%
2005	0.50%	9,378	14.637157	137,267	0.00%	11.76%
2005	0.80%	3,650	35.000912	127,753	0.00%	11.42%
2004	0.50%	7,576	13.097164	99,224	0.00%	18.43%
2004	0.80%	5,250	31.412204	164,914	0.00%	18.07%
Nationwide VIT - Nationwide Fund - Class I (TRF)
2008	0.50%	386,796	8.377599	3,240,422	1.39%	-41.85%
2008	0.80%	120,739	25.156819	3,037,409	1.39%	-42.02%
2007	0.50%	459,248	14.406044	6,615,947	1.05%	7.64%
2007	0.80%	129,172	43.389809	5,604,748	1.05%	7.31%
2006	0.50%	488,438	13.383684	6,537,100	1.08%	13.06%
2006	0.80%	151,516	40.432316	6,126,143	1.08%	12.72%
2005	0.50%	467,606	11.837411	5,535,244	0.91%	6.91%
2005	0.80%	174,802	35.868129	6,269,821	0.91%	6.59%
2004	0.50%	465,558	11.072612	5,154,943	1.28%	9.20%
2004	0.80%	195,786	33.651239	6,588,441	1.28%	8.88%
Nationwide VIT - Nationwide Leaders Fund - Class I (GVUS1)
2008	0.50%	268	8.590809	2,302	0.78%	-50.16%
2008	0.80%	814	8.538594	6,950	0.78%	-50.31%
2007	0.50%	572	17.235612	9,859	1.09%	11.00%
2007	0.80%	50	17.182548	859	1.09%	10.67%
2006	0.50%	566	15.527482	8,789	0.79%	15.47%
2006	0.80%	48	15.526442	745	0.79%	15.12%
2005	0.50%	270	13.447354	3,631	1.37%	9.76%
2005	0.80%	388	13.486728	5,233	1.37%	9.44%
2004	0.80%	502	12.323917	6,187	0.56%	17.85%
Nationwide VIT - U.S. Growth Leaders Fund - Class I (GVUG1)
2008	0.80%	360	10.707131	3,855	0.00%	-41.76%
2007	0.50%	826	18.247197	15,072	0.00%	21.87%
2007	0.80%	452	18.384573	8,310	0.00%	21.50%
2006	0.50%	798	14.972452	11,948	0.29%	-0.78%
2006	0.80%	222	15.130732	3,359	0.29%	-1.08%
2005	0.50%	810	15.090795	12,224	0.00%	11.41%
2004	0.50%	268	13.545804	3,630	0.00%	11.85%
2004	0.80%	78	13.771155	1,074	0.00%	11.51%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman AMT - Balanced Portfolio - Class I (AMBP)
2008	0.50%	25,780	$8.979896	$231,502	3.60%	-39.45%
2008	0.80%	16,637	18.066495	300,573	3.60%	-39.63%
2007	0.50%	27,490	14.830915	407,702	1.14%	15.02%
2007	0.80%	18,414	29.927959	551,093	1.14%	14.68%
2006	0.50%	32,128	12.893772	414,251	0.80%	10.12%
2006	0.80%	20,202	26.097481	527,221	0.80%	9.79%
2005	0.50%	34,720	11.709162	406,542	0.97%	8.64%
2005	0.80%	21,418	23.770796	509,123	0.97%	8.31%
2004	0.50%	32,438	10.778117	349,621	1.21%	8.76%
2004	0.80%	24,122	21.946189	529,386	1.21%	8.44%
Neuberger Berman AMT - Growth Portfolio - Class I (AMTG)
2008	0.50%	5,746	9.772974	56,156	0.00%	-43.96%
2008	0.80%	1,789	20.427668	36,545	0.00%	-44.13%
2007	0.50%	7,138	17.439481	124,483	0.00%	22.08%
2007	0.80%	2,016	36.562250	73,709	0.00%	21.71%
2006	0.50%	6,154	14.285230	87,911	0.00%	13.50%
2006	0.80%	2,656	30.039737	79,786	0.00%	13.16%
2005	0.50%	4,898	12.586032	61,646	0.00%	12.93%
2005	0.80%	3,544	26.545874	94,079	0.00%	12.60%
2004	0.50%	4,558	11.144612	50,797	0.00%	16.02%
2004	0.80%	3,674	23.576070	86,618	0.00%	15.67%
Neuberger Berman AMT - Guardian Portfolio - Class I (AMGP)
2008	0.50%	2,481	9.103474	22,586	0.53%	-37.56%
2008	0.80%	414	9.149198	3,788	0.53%	-37.75%
2007	0.50%	2,572	14.579241	37,498	0.25%	6.85%
2007	0.80%	888	14.696621	13,051	0.25%	6.53%
2006	0.50%	3,056	13.644676	41,698	0.64%	12.81%
2006	0.80%	496	13.796076	6,843	0.64%	12.48%
2005	0.50%	3,086	12.094958	37,325	0.15%	7.85%
2005	0.80%	1,170	12.265806	14,351	0.15%	7.53%
2004	0.50%	1,342	11.214394	15,050	0.13%	15.24%
2004	0.80%	1,642	11.406874	18,730	0.13%	14.89%
Neuberger Berman AMT - Partners Portfolio - Class I (AMTP)
2008	0.50%	8,318	8.031718	66,807	0.66%	-52.63%
2008	0.80%	528	19.175837	10,125	0.66%	-52.77%
2007	0.50%	5,166	16.955587	87,593	0.65%	8.79%
2007	0.80%	684	40.603834	27,773	0.65%	8.46%
2006	0.50%	5,590	15.585917	87,125	0.71%	11.68%
2006	0.80%	1,186	37.436671	44,400	0.71%	11.35%
2005	0.50%	6,154	13.955546	85,882	1.02%	17.46%
2005	0.80%	1,268	33.621038	42,631	1.02%	17.11%
2004	0.50%	6,038	11.881265	71,739	0.01%	18.38%
2004	0.80%	1,460	28.709463	41,916	0.01%	18.03%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer VAF - Balanced Fund - Non-Service Class (OVMS)
2008	0.50%	4,293	$8.155117	$35,010	2.81%	-43.75%
2008	0.80%	313	21.280608	6,661	2.81%	-43.92%
2007	0.50%	6,142	14.498960	89,053	1.48%	3.27%
2007	0.80%	148	37.948682	5,616	1.48%	2.96%
2006	0.50%	2,956	14.040334	41,503	1.96%	10.59%
2006	0.80%	152	36.859294	5,603	1.96%	10.26%
2005	0.50%	2,662	12.695525	33,795	1.73%	3.37%
2005	0.80%	154	33.428671	5,148	1.73%	3.06%
2004	0.50%	2,860	12.281369	35,125	1.10%	9.55%
2004	0.80%	448	32.435047	14,531	1.10%	9.22%
Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)
2008	0.50%	6,983	7.461244	52,101	0.15%	-45.79%
2008	0.80%	4,413	10.597162	46,765	0.15%	-45.95%
2007	0.50%	8,116	13.763620	111,706	0.23%	13.58%
2007	0.80%	5,028	19.607337	98,586	0.23%	13.23%
2006	0.50%	8,828	12.118335	106,981	0.38%	7.41%
2006	0.80%	6,176	17.315647	106,941	0.38%	7.09%
2005	0.50%	9,594	11.282165	108,241	0.94%	4.58%
2005	0.80%	6,936	16.169181	112,149	0.94%	4.26%
2004	0.50%	12,852	10.788510	138,654	0.31%	6.40%
2004	0.80%	7,844	15.508004	121,645	0.31%	6.08%
Oppenheimer VAF - Core Bond Fund - Non-Service Class (OVB)
2008	0.50%	1,001	8.222907	8,231	4.76%	-39.35%
2008	0.80%	428	15.891423	6,802	4.76%	-39.54%
2007	0.50%	928	13.558760	12,583	5.06%	3.87%
2007	0.80%	462	26.282217	12,142	5.06%	3.56%
2006	0.50%	1,024	13.053848	13,367	5.18%	4.76%
2006	0.80%	450	25.379927	11,421	5.18%	4.44%
2005	0.50%	870	12.461295	10,841	5.67%	2.08%
2005	0.80%	516	24.300441	12,539	5.67%	1.77%
2004	0.50%	1,226	12.207757	14,967	4.19%	4.97%
2004	0.80%	752	23.877339	17,956	4.19%	4.65%
Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)
2008	0.50%	7,003	10.831123	75,850	1.64%	-40.49%
2008	0.80%	1,740	28.468276	49,535	1.64%	-40.67%
2007	0.50%	9,598	18.199543	174,679	1.25%	5.79%
2007	0.80%	1,880	47.979344	90,201	1.25%	5.47%
2006	0.50%	9,798	17.204111	168,566	1.00%	17.11%
2006	0.80%	1,926	45.492106	87,618	1.00%	16.76%
2005	0.50%	8,608	14.691004	126,460	0.97%	13.74%
2005	0.80%	2,320	38.963173	90,395	0.97%	13.40%
2004	0.50%	6,732	12.916408	86,953	1.27%	18.57%
2004	0.80%	2,272	34.359210	78,064	1.27%	18.21%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2008	0.50%	4,285	$7.721426	$33,086	0.74%	-34.75%
2008	0.80%	1,985	17.815941	35,365	0.74%	-34.95%
2007	0.50%	4,422	11.833937	52,330	0.54%	7.24%
2007	0.80%	2,214	27.387135	60,635	0.54%	6.92%
2006	0.50%	5,034	11.034490	55,548	0.12%	8.66%
2006	0.80%	2,650	25.614125	67,877	0.12%	8.33%
2005	0.50%	5,588	10.155295	56,748	0.00%	3.10%
2005	0.80%	3,318	23.643910	78,450	0.00%	2.79%
2004	0.50%	3,990	9.849929	39,301	0.36%	5.68%
2004	0.80%	3,900	23.001657	89,706	0.36%	5.36%
Van Eck Worldwide Insurance Trust - Bond Fund - Initial Class (VWBF)
2008	0.50%	5,219	17.247964	90,017	2.43%	3.09%
2008	0.80%	663	23.199721	15,381	2.43%	2.78%
2007	0.50%	818	16.730847	13,686	6.35%	9.16%
2007	0.80%	134	22.571765	3,025	6.35%	8.83%
2006	0.50%	790	15.326785	12,108	7.81%	5.95%
2006	0.80%	134	20.739979	2,779	7.81%	5.63%
2005	0.50%	758	14.465957	10,965	8.09%	-3.51%
2005	0.80%	130	19.633767	2,552	8.09%	-3.80%
2004	0.50%	918	14.992849	13,763	8.87%	8.61%
2004	0.80%	104	20.409871	2,123	8.87%	8.28%
Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Initial Class (VWEM)
2008	0.50%	4,452	13.758783	61,254	0.00%	-64.96%
2008	0.80%	2,025	10.251688	20,760	0.00%	-65.06%
2007	0.50%	4,874	39.260857	191,357	0.36%	36.92%
2007	0.80%	3,038	29.341648	89,140	0.36%	36.51%
2006	0.50%	2,840	28.673258	81,432	0.53%	38.80%
2006	0.80%	3,714	21.493674	79,828	0.53%	38.38%
2005	0.50%	2,040	20.658281	42,143	0.72%	31.34%
2005	0.80%	3,978	15.531958	61,786	0.72%	30.95%
2004	0.50%	1,366	15.728859	21,486	0.53%	25.26%
2004	0.80%	3,886	11.861162	46,092	0.53%	24.89%
Van Eck Worldwide Insurance Trust - Hard Assets Fund - Initial Class (VWHA)
2008	0.50%	2,055	21.865685	44,934	0.26%	-46.39%
2008	0.80%	361	35.171506	12,697	0.26%	-46.56%
2007	0.50%	1,732	40.789540	70,647	0.13%	44.63%
2007	0.80%	330	65.808816	21,717	0.13%	44.19%
2006	0.50%	1,036	28.203059	29,218	0.07%	23.87%
2006	0.80%	858	45.639539	39,159	0.07%	23.50%
2005	0.50%	1,340	22.767738	30,509	0.19%	50.92%
2005	0.80%	530	36.954208	19,586	0.19%	50.47%
2004	0.50%	344	15.086314	5,190	0.29%	23.61%
2004	0.80%	294	24.559745	7,221	0.29%	23.24%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners' Equity	Investment Income Ratio**	Total Return***
Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (MSEM)
2008	0.50%	883	$15.732760	$13,892	6.97%	-15.40%
2008	0.80%	360	17.721099	6,380	6.97%	-15.65%
2007	0.50%	810	18.596781	15,063	7.71%	6.00%
2007	0.80%	342	21.010045	7,185	7.71%	5.68%
2006	0.50%	818	17.544489	14,351	8.64%	10.26%
2006	0.80%	504	19.881064	10,020	8.64%	9.93%
2005	0.50%	818	15.912504	13,016	7.59%	11.69%
2005	0.80%	722	18.085748	13,058	7.59%	11.36%
2004	0.50%	594	14.246711	8,463	6.91%	9.51%
2004	0.80%	1,044	16.240956	16,956	6.91%	9.19%
Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)
2008	0.50%	3,670	14.007512	51,408	3.38%	-38.20%
2008	0.80%	1,189	30.885042	36,722	3.38%	-38.39%
2007	0.50%	3,744	22.667541	84,867	1.19%	-17.49%
2007	0.80%	1,164	50.130463	58,352	1.19%	-17.74%
2006	0.50%	4,390	27.471390	120,599	0.99%	37.36%
2006	0.80%	1,290	60.938109	78,610	0.99%	36.95%
2005	0.50%	3,824	19.999747	76,479	1.17%	16.47%
2005	0.80%	1,656	44.496942	73,687	1.17%	16.12%
2004	0.50%	3,420	17.171667	58,727	1.52%	35.71%
2004	0.80%	2,290	38.319214	87,751	1.52%	35.31%
Wells Fargo AVT - Discovery Fund(SM) (SVDF)
2008	0.50%	2,388	11.201285	26,749	0.00%	-44.63%
2008	0.80%	476	24.548248	11,685	0.00%	-44.80%
2007	0.50%	3,528	20.231537	71,377	0.00%	21.71%
2007	0.80%	540	44.472235	24,015	0.00%	21.34%
2006	0.50%	3,126	16.622678	51,962	0.00%	14.07%
2006	0.80%	560	36.649699	20,524	0.00%	13.73%
2005	0.50%	2,488	14.571832	36,255	0.00%	7.73%
2005	0.80%	706	32.224282	22,750	0.00%	7.41%
2004	0.50%	720	13.525765	9,739	0.00%	15.14%
2004	0.80%	950	30.000581	28,501	0.00%	14.80%
Wells Fargo AVT - Opportunity Fund(SM) (SVOF)
2008	0.50%	5,311	8.973793	47,660	1.85%	-40.40%
2008	0.80%	758	35.440201	26,864	1.85%	-40.58%
2007	0.50%	6,502	15.055833	97,893	0.63%	6.10%
2007	0.80%	808	59.639193	48,188	0.63%	5.78%
2006	0.50%	6,568	14.190390	93,202	0.00%	11.66%
2006	0.80%	1,096	56.380823	61,793	0.00%	11.33%
2005	0.50%	6,798	12.708501	86,392	0.00%	7.35%
2005	0.80%	1,502	50.644296	76,068	0.00%	7.03%
2004	0.50%	5,256	11.838611	62,224	0.00%	17.63%
2004	0.80%	2,004	47.318990	94,827	0.00%	17.28%

2008	Contract owners’ equity			$14,625,816
2007	Contract owners’ equity			$26,231,406
2006	Contract owners’ equity			$26,421,131
2005	Contract owners’ equity			$24,352,733
2004	Contract owners’ equity			$24,194,816

*	This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as policy and asset charges, that result in direct reductions to the contractholder accounts either through reductions in the unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period indicated and includes a deduction only for expenses assessed through a reduction in the unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide VLI Separate Account-3:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-3 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2008, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2008, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 13, 2009